CAPITALIZED WEBSITE AND SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Capitalized computer software, net	$ 0	$ 0
Capitalized computer software, gross			778,783
Accumulated software amortization expenses			$ 778,783
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful life	3 years	3 years	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful life	3 years	3 years